Goodwill - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020	Oct. 01, 2020
Disclosure of information for cash-generating units [line items]
Goodwill recognised as of acquisition date	$ 532.8
Cardno acquisition
Disclosure of information for cash-generating units [line items]
Goodwill recognised as of acquisition date	$ 457.5
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		7.70%		8.30%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		28.50%		25.90%
Percentage of growth rate	2.50%		3.00%